EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES BY NATURE
Direct production costs	$ (1,346,516,486)	$ (1,388,536,599)	$ (1,192,363,804)
Payroll and employee benefits	(378,482,113)	(376,196,521)	(301,522,420)
Transportation and distribution	(211,998,332)	(224,190,549)	(174,253,526)
Advertisement	(35,831,757)	(26,575,951)	(28,475,957)
Depreciation and amortization	(112,771,324)	(119,365,431)	(104,775,303)
Repairs and maintenance	(46,021,127)	(43,847,581)	(38,631,914)
Other expenses	(129,478,810)	(133,021,583)	(84,272,085)
Total	$ (2,261,099,949)	$ (2,311,734,215)	$ (1,924,295,009)